Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities
Net loss	$ (13,913)	$ (6,025)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,142	781
Stock-based compensation	3,859	2,094
Loss on extinguishment of debt	1,217	0
Gain from settlement of convertible promissory note	(700)	0
Amortization of intangible assets	620	393
Deferred income taxes	(1,113)	151
Other	82	(242)
Changes in operating assets and liabilities:
Receivables, net	(3,269)	(40)
Inventories, net	1,139	2,239
Contract assets	(7,238)	(412)
Prepaid expenses and other assets	(5,423)	2,029
Accounts payable	5,838	(686)
Accrued salaries, wages, and employee benefits	(3,010)	(1,307)
Deferred revenues	(1,416)	(3,822)
Other assets and liabilities	567	592
Net cash used in operating activities	(21,618)	(4,255)
Cash Flows From Investing Activities
Purchases of property and equipment	(14,663)	(463)
Proceeds from disposals of property and equipment	4	0
Cash paid for acquisitions, net of cash acquired	(23,093)	0
Net cash used in investing activities	(37,752)	(463)
Cash Flows From Financing Activities
Net proceeds from public offering of stock	202,895	0
Net proceeds from issuance of long-term debt	169,000	0
Payment of financing costs	(8,479)	(97)
Repayment of long-term debt	(159,058)	(775)
Repayment of convertible notes	(2,800)	0
Net contribution from the Merger and PIPE Financing	99,911	0
Net cash provided by (used in) financing activities	301,469	(872)
Net increase (decrease) in cash and cash equivalents and restricted cash	242,099	(5,590)
Balance, beginning of period	15,560	28,707
Balance, end of period	257,659	23,117
Cash and cash equivalents and restricted cash consist of:
Cash and cash equivalents	255,529	22,151
Restricted cash	2,130	966
Total	257,659	23,117
Supplemental Disclosures
Cash paid for income taxes	2,392	1,909
Cash paid for interest	8,302	6,886
Supplemental Disclosure of Non-cash Activities
Purchases of property and equipment	422	0
Conversion of convertible notes into common stock	2,730	0
Reclassification of stock receivable to treasury stock upon settlement	$ 4,445	$ 0